Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Income Tax Contingency [Line Items]
Additions based on tax positions related to the current year
Additions for tax positions of prior years	437
Reductions for tax positions of prior years
Reductions for tax positions due to lapse of statute
Settlements
Ending balance	$ 437